Summary of Significant Accounting Policies (Details) - Schedule of class A ordinary shares subject to possible redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	$ 178,532,948	$ 175,950,000	$ 172,500,000
Less:
Proceeds allocated to public warrants			(10,522,500)
Ordinary shares issuance costs			(3,874,702)
Sub-total			(14,397,202)
Plus:
Remeasurement of Class A ordinary shares to initial redemption amount	(159,340,179)		17,847,202
Remeasurement of carrying value to redemption value	1,575,063	2,582,948
Class A ordinary shares subject to possible redemption	$ 20,767,832	$ 178,532,948	$ 175,950,000